Organization and principal activities - Additional Information (Details) ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 10, 2020 USD ($) shares	Apr. 03, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥)	Nov. 16, 2020 USD ($)
Organization and principal activities [Line Items]
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries | ¥				¥ 5,891,302
YY Live | Held for sale
Organization and principal activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration | $					$ 3,600.0
Disposal Group, Including Discontinued Operation, Consideration Subject to Conditions | $					$ 300.0
Bigo Inc
Organization and principal activities [Line Items]
Cash paid for acquisition | $			$ 343.1
Bigo Inc | Class A common shares
Organization and principal activities [Line Items]
Number of shares issued for acquisition | shares			305,127,046
Bigo Inc | Class B common shares
Organization and principal activities [Line Items]
Number of shares issued for acquisition | shares			38,326,579
Guangzhou Huya [Member] | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Term of agreement extension				10 years
Guangzhou Huya [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Term of agreement extension				10 years
Guangzhou Huya [Member] | Power of Attorney [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Term of agreement				10 years
Term of agreement extension				1 year
Guangzhou Huaduo [Member] | Exclusive Technology Support and Technology Services Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement				30 days
Guangzhou Huaduo [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement				10 years
BaiGuoYuan Technology [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement extension				10 years
Huya Inc | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	17.50%	31.20%
Discontinued Operation Equity Method Investment Retained After Disposal Voting Power After Disposal	24.10%	43.00%
Huya Inc | Class B common shares | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation Equity Method Investment Sold | shares	30,000,000	16,523,819
Disposal Group, Including Discontinued Operation, Consideration | $	$ 810.0	$ 262.6
Discontinued Operation Equity Method Investment Retained After Disposal Share After Disposal | shares	38,374,463	68,374,463